PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 6. PROPERTY AND EQUIPMENT

A summary of property and equipment at March 31, 2021 and December 31, 2020 is as follows:

	March 31, 2021	December 31, 2020
Leasehold Improvements	$2,725,713	$2,725,713
Vehicles	2,823,472	2,823,472
Furniture and Equipment	2,049,685	1,983,215
Construction in Progress	1,950,586	360,194
Total	9,549,456	7,892,594
Less: Accumulated Depreciation	(3,358,497)	(3,096,212)
Total Property and Equipment, Net	$6,190,959	$4,796,382

Construction in Progress at March 31, 2021 is made up of various leasehold improvements at the medical centers. The Company has a contractual commitment to complete the construction of the Homestead medical center with an estimated total cost of approximately $1.5 million. Plans have been submitted for the newest medical center, East Hialeah, and opening is projected in the first or second quarter of 2022. The projects are being funded internally.

Depreciation expense totaled approximately $262,000 and $216,000 for the three months ended March 31, 2021 and 2020, respectively.

NOTE 6. PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31, 2020 and 2019 is as follows:

	2020	2019
Leasehold Improvements	$2,725,713	$971,558
Vehicles	2,823,472	2,823,473
Furniture and Equipment	1,983,215	1,330,185
Construction in Progress	360,194	566,794
Total	7,892,594	5,692,010
Less: Accumulated Depreciation	(3,096,212)	(2,237,791)
Total Property and Equipment, Net	$4,796,382	$3,454,219

Construction in Progress at December 31, 2020 is made up of various leasehold improvements at the medical centers. The Company has a contractual commitment to complete the construction of the Homestead medical center with an estimated total cost of approximately $1.5 million. Plans have been submitted for the newest medical center, East Hialeah, and opening is projected in the first or second quarter of 2022. The projects are being funded internally.

Depreciation expense totaled $858,421 and $732,552 for the years ended December 31, 2020 and 2019, respectively.